Northern Lights Fund Trust IV

Anchor Tactical Equity Strategies Fund

Anchor Tactical Municipal Strategies Fund

Anchor Tactical Real Estate Fund

Incorporated herein by reference is the definitive version of the supplement for Anchor Tactical Equity Strategies Fund, Anchor Tactical Municipal Strategies Fund and the Anchor Tactical Real Estate Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 9, 2016 (SEC Accession No. 0001580642-16-010968).